Business combination - Additional Information (Details) € in Thousands, $ in Millions			1 Months Ended			3 Months Ended
	Oct. 23, 2025 EUR (€)	Oct. 23, 2025 AUD ($)	Feb. 12, 2026 EUR (€)	Feb. 12, 2026 AUD ($)	Oct. 22, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Oct. 23, 2025 AUD ($)
Disclosure of detailed information about business combination [line items]
Gain on bargain purchase						€ 12,317
Birkenstock Australia Pty. Ltd.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%						100.00%
Date of acquisition	Oct. 23, 2025	Oct. 23, 2025
Business combination, sales contributed	€ 16,700
Business combination, income contributed	4,800
Business combination, additional sales					€ 4,300
Business combination, additional income					€ 300
Purchase price	15,100	$ 27.0
Business combination working capital adjustment	1,300	2.4
Gain on bargain purchase						€ 12,300
Description of line item in statement of comprehensive income in which gain in bargain purchase transaction is recognised						Other income, net
Pre-existing trade payables identified related to acquisition	21,200
Acquisition related costs						€ 400
Acquisition costs incurred						€ 200
Birkenstock Australia Pty. Ltd. | Events After Reporting Period
Disclosure of detailed information about business combination [line items]
Purchase price			€ 13,800	$ 24.5
Birkenstock Australia Pty. Ltd. | Tranches One
Disclosure of detailed information about business combination [line items]
Purchase price	€ 5,000	$ 9.0
Birkenstock Australia Pty. Ltd. | Tranches Two
Disclosure of detailed information about business combination [line items]
Escrow Deposits | $							$ 3.0
Birkenstock Australia Pty. Ltd. | Tranches Two | Events After Reporting Period
Disclosure of detailed information about business combination [line items]
Purchase price amount expected to be paid | $				$ 12.5